Long-term debt (Schedule of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,135,675	$ 985,255
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	1,139,695	991,558	$ 989,306
Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Less: Unamortized transaction costs - revolving credit facilities	$ (4,020)	$ (6,303)	$ (8,276)